CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 131,709
Cash and due from banks, Allowance for credit losses	(7)
Cash and due from banks, Net carrying value	131,702
Interest-bearing deposits with banks, Amortized cost basis	1,191
Interest-bearing deposits with banks, Allowance for credit losses	(6)
Interest-bearing deposits with banks, Net carrying value	1,185
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	26,442
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	26,442
Debt securities held-to-maturity, Amortized cost basis	95
Debt securities held-to-maturity, Allowance for credit losses	0		SFr 0
Debt securities held-to-maturity, Net carrying value	95	SFr 96
Loans, Amortized cost basis	282,750
Allowance for credit losses	(1,669)	SFr (1,431)	(1,049)
Loans, Net carrying value	281,081
Brokerage receivables, Amortized cost basis	44,287
Brokerage receivables, Allowance for credit losses	0
Brokerage receivables, Net carrying value	44,287
Other assets, Amortized cost basis	14,981
Other assets, Allowance for credit losses	(57)
Other assets, Net carrying value	14,924
Total, Amortized cost basis	501,455
Total, Allowance for credit losses	(1,739)
Total, Net carrying value	499,716
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	130,927
Cash and due from banks, Allowance for credit losses	(3)
Cash and due from banks, Net carrying value	130,924
Interest-bearing deposits with banks, Amortized cost basis	1,182
Interest-bearing deposits with banks, Allowance for credit losses	(6)
Interest-bearing deposits with banks, Net carrying value	1,176
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	26,442
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	26,442
Debt securities held-to-maturity, Amortized cost basis	95
Debt securities held-to-maturity, Allowance for credit losses	0		0
Debt securities held-to-maturity, Net carrying value	95
Loans, Amortized cost basis	290,364
Allowance for credit losses	(1,668)		SFr (1,048)
Loans, Net carrying value	288,696
Brokerage receivables, Amortized cost basis	44,289
Brokerage receivables, Allowance for credit losses	0
Brokerage receivables, Net carrying value	44,289
Other assets, Amortized cost basis	15,112
Other assets, Allowance for credit losses	(54)
Other assets, Net carrying value	15,058
Total, Amortized cost basis	508,411
Total, Allowance for credit losses	(1,731)
Total, Net carrying value	SFr 506,680